Financial Royalty Assets, Net - Narrative (Detail) - Cystic fibrosis franchise - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in financial royalty assets		$ 41.0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected reduction in royalty receipts	$ 35.0
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected reduction in royalty receipts	$ 45.0